Intangible Assets - Schedule of Future Amortization Expense Recognized (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 6,157,145	$ 6,159,029	$ 6,162,797
Intangible Assets [Member]
2021	3,768	3,768
2022	1,493	3,768
2023		1,493
2024
Thereafter
Total	$ 7,145	$ 9,029